Financial income and expense - Summary of financial expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information about Financial Expense [Abstract]
Interest expense, Financial liabilities measured at AC		¥ 25,476	¥ 28,163	¥ 16,016
Interest expense, Other		15,400	12,833	10,382
Foreign exchange loss, net	[1]	1,902	6,989	14,489
Loss on revaluation of equity instruments, Financial assets measured at FVPL	[2]			4,623
Other		29,683	17,781	13,441
Total		¥ 72,461	¥ 65,766	¥ 58,951

[1]	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.
[2]	Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, which reflect costs to be paid to Sony’s artists and distributed labels as well as the changes in the fair value of derivatives utilized to hedge exposure to market fluctuation risk, owned as of March 31, 2023, 2024 and 2025 resulted in an unrealized loss of 7,787 million yen (58 million U.S. dollars), an unrealized gain of 64,764 million yen (440 million U.S. dollars) and 69,019 million yen (443 million U.S. dollars), respectively.